Leases - Schedule of Maturity of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2026	$ 874	¥ 5,953
2027	1,260	8,584
2028	976	6,646
2029	803	5,466
2030 and after	1,511	10,294
Total undiscounted cashflows	5,424	36,943
Less: imputed interest	(648)	(4,414)
Total operating lease liabilities	$ 4,776	¥ 32,529	¥ 32,284